Average Annual Total Returns - Class ACR6IS [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Morningstar® LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	5.86%	5.15%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	1.29%	0.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.57%	1.72%	1.22%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	3.58%	2.85%
Performance Inception Date	Jun. 29, 2007
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	3.39%	2.38%
Performance Inception Date	Jun. 29, 2007
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	4.45%	3.40%
Performance Inception Date	Jun. 29, 2007
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.72%	4.35%	3.31%
Performance Inception Date	Jun. 29, 2007